Inventories (Details) - EUR (€) € in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventories
Finished goods	€ 1,054,637	€ 940,407
Health care supplies	424,616	399,585
Raw materials and purchased components	240,789	227,654
Work in process	120,813	95,632
Inventories	€ 1,840,855	€ 1,663,278